Summary of significant accounting policies	6 Months Ended
Jun. 30, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

2.1 Basis of preparation

The unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2024 (“last annual financial statements”). These unaudited condensed consolidated interim financial statements do not include all the information required for a complete set of financial statements prepared in accordance with IFRS as issued by the IASB.

However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis. Unless otherwise stated, the unaudited condensed consolidated interim financial statements are presented in euros and all values are rounded to the nearest EUR (€), except per share amounts.

During the six-month period ended June 30, 2025, the Company undertook a review of its expense classification methodology to better align with the nature of the underlying activities and industry practices. As a result of this review, certain personnel, consulting, and facility related costs previously reported under General and Administrative expenses were determined to be more appropriately classified as Research and Development expenses. The Company reclassified approximately €0.5 million and €0.7 million from General and Administrative expenses to Research and Development expenses for the three and six months ending, June 30, 2025, respectively. This reclassification had no impact on the total operating expenses, net loss, or loss per share.

2.2 Going concern

Management assessed the Company’s ability to fund its operations for a period of at least 12 months after the date of signing these financial statements. Management has not identified significant going concern risks. The financial statements of the Company have been prepared on the basis of the going concern assumption based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of Pharvaris’ business plan and budget.

2.3 Use of judgements and estimates

In preparing these unaudited condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

2.4 Change in material accounting policies

The accounting policies applied in these unaudited condensed consolidated interim financial statements are the same as those applied in the consolidated financial statements for the year ended December 31, 2024.

Effective Standards

IASB’s Amendments to IAS 21 — Lack of Exchangeability (issued May 2024, effective for annual reporting periods beginning on or after 1 January 2025) provide guidance on how to determine the spot exchange rate when a currency is not exchangeable into another currency. An entity applies the amendments for annual reporting periods beginning on or after 1 January 2025. The Group has evaluated that there is no impact on the company due to this amendment.

New standards and interpretations issued not yet effective

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals and totals for “operating profit or loss”, “profit or loss before financing income and taxes” and “profit or loss”. IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted. The Group is currently evaluating the impact of this amendment.

There are no other IFRS or IFRIC interpretations that are not yet effective and that are expected to have a material impact to the interim consolidated financial statements.